Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Oct. 10, 2013
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	National Automation Services Inc
Entity Central Index Key	0001415998
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		532,560,872